Long-term debt (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Long-term debt
Eurobond, carrying amount	€ 695,618		€ 674,835
Loan headquarter building	33,795		35,225
Other	6,955		0
Long term debt	736,368		710,060
Less: current portion of long-term debt	2,587	[1]	1,429	[1]
Non-current portion of long-term debt	€ 733,781	[1]	€ 708,631	[1]

[1]	As of January 1, 2011 the current portion of long-term debt is presented as part of the current liabilities.The comparitive figures have been adjusted to reflect this change (EUR 1.4 million).